Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
Note 14 - Related Party Balances and Transactions

Transactions

	Year ended December 31
	2009	2010	2011

Costs and expenses*	$90	$81	$101

* Cost and expenses relate to services provided to the Company by related parties.

Balances

As of December 31, 2010 and 2011 the Company has no related party balances.